Cash and Restricted Deposits (Details) - Schedule of components of cash - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and Restricted Deposits (Details) - Schedule of components of cash [Line Items]
Bank accounts- other	$ 76	$ 10
Cash	585,338	3,894
NIS [Member]
Cash and Restricted Deposits (Details) - Schedule of components of cash [Line Items]
Bank accounts- dominated in NIS	1,057	348
USD [Member]
Cash and Restricted Deposits (Details) - Schedule of components of cash [Line Items]
Bank accounts- dominated in USD	$ 584,205	$ 3,536